Held for sale	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Held for sale
32. Held for sale
The held for sale asset in 2019 is the 25% holding in Penguin Random House following announcement of the sale in December 2019. Held for sale assets and liabilities in 2018 related to the US K12 Courseware business prior to disposal in 2019.

	2019	2018
All figures in £ millions	Total	Total
Non-current assets
Intangible assets	—	168
Investments in joint ventures and associates	397	—
Deferred income tax assets	—	98
Trade and other receivables	—	25

	397	291

Current assets
Intangible assets – pre-publication	—	242
Inventories	—	55
Trade and other receivables	—	60

	—	357

Assets classified as held for sale	397	648

Non-current liabilities
Other liabilities	—	(371)

	—	(371)

Current liabilities
Trade and other liabilities	—	(202)

	—	(202)

Liabilities classified as held for sale	—	(573)

Net assets classified as held for sale	397	75

Goodwill is allocated to the held for sale businesses on a relative fair value basis where these businesses form part of a larger cash generating unit (CGU).
The Group has historically presented the results of PRH separately within segment information (see note 2) to provide further information about the composition of the Group outside of the primary segments. The Group has not viewed Penguin Random House as comprising a separate major line of business since the sale of 22% of the Group’s stake in Penguin Random House to Bertelsmann in 2017. On this basis, the Group has not classified Penguin Random House as a discontinued operation.